Frederic Dorwart, Lawyers
Old City Hall
124 E. Fourth Street
Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

June 10, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is the following:

Post-effective Amendment dated June 10, 2011 to the Cavanal Hill Funds Registration Statement regarding the following Funds:

Bond Funds
– Short-Term Income Fund
– Intermediate Bond Fund
– Bond Fund
– Intermediate Tax-Free Bond Fund
Equity Funds
– Balanced Fund
– U.S. Large Cap Equity Fund
– Opportunistic Fund
Money Market Funds
– U.S. Treasury Fund
– Cash Management Fund
– Tax-Free Money Market Fund

The primary purpose of this filing is to add a new series, the Opportunistic Fund. The summary section of the Prospectus relating to the new series begins on page 35 of the Registration Statement.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome
Amy E. Newsome